Subsequent Events (Details)			1 Months Ended		12 Months Ended
	Oct. 24, 2020 USD ($)	Oct. 21, 2020 USD ($)	Mar. 31, 2021 item	Feb. 28, 2021 item	Dec. 31, 2020 USD ($)	Mar. 10, 2021 USD ($)
Acamar Partners Acquisition Corp
Subsequent Event
Cash-in-trust		$ 311,000,000
Private Investment in Public Equity ("PIPE") proceeds		125,000,000
Net cash received in business combination	$ 315,000,000
Number of new locations with hub openings					3
Acamar Partners Acquisition Corp | Redeemable Convertible Preferred Stock
Subsequent Event
Settlement of debt and equity					$ 17,560,000
Acamar Partners Acquisition Corp | Stock warrants liability
Subsequent Event
Settlement of debt and equity					144,000
Acamar Partners Acquisition Corp | Redeemable convertible preferred stock tranche obligation
Subsequent Event
Settlement of debt and equity					$ 2,832,000
Acamar Partners Acquisition Corp | Convertible notes
Subsequent Event
Extinguishment of debt		3,500,000
Acamar Partners Acquisition Corp | Paycheck Protection Program loan
Subsequent Event
Extinguishment of debt		1,749,000
Acamar Partners Acquisition Corp | Promissory note
Subsequent Event
Extinguishment of debt		$ 3,000,000
Subsequent Event
Subsequent Event
Number of renewal option | item			2	3
Lease expiration period			5 years	5 years
Subsequent Event | Ally Financial
Subsequent Event
Amount of floor plan credit facility						$ 30,000,000
Interest rate of prime rate plus						2.50%
Interest rate of date of agreement						5.75%